Note 16 - Summarised financial information on Huarong Rongde Asset Management Company Ltd (Detail) - Huarong Rongde Asset Management Company Ltd [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	[1]	Dec. 31, 2020
Summarised financial information on Huarong Rongde Asset Management Company Ltd [Line Items]
Total net revenues	€ (138)		€ 76
Net income (loss)	(102)		54
Total comprehensive income (loss), net of tax	(102)	[2]	54
Current assets	2,738		2,979
Non-Current assets	568		247
Total assets	3,306		3,226
Current liabilities	2,132		1,273
Non-Current liabilities	460		1,180
Total liabilities	2,592		2,453
Net assets of the equity method investee	€ 714		€ 773

[1]	Due to the difference in reporting timelines for the Group and Huarong Rongde Asset Management Company Limited Equity method accounting was performed for December 2022 based on December 2021 PRC GAAP audited financials and for December 2021 based on December 2020 PRC GAAP audited financials.
[2]	The Group received dividends from Huarong Rongde Asset Management Company Limited of € 0 million during the reporting period 2022 (2021: € 0 million).